CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Net loss	$ (7,306,726)	$ (4,958,616)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	32,413	38,524
Warrant repricing expense	345,841	0
Loss on debt conversion	558,198	0
Stock based compensation	2,186,309	202,844
Amortization of debt discount and deferred financing costs	220,439	517,233
Changes in operating assets and liabilities:
Accounts receivable	199,471	(6,130)
Prepaid expenses and other current assets	15,743	19,841
Other assets	7,518	(95,638)
Accounts payable and other current liabilities	322,140	(46,365)
Due to related parties	(87,246)	(1,000)
Net cash used in operating activities	(3,505,900)	(4,329,307)
Cash flows from investing activities:
Purchases of property and equipment	(16,433)	(9,307)
Net cash used in investing activities	(16,433)	(9,307)
Cash flows from financing activities:
Cash paid for repurchase of restricted stock units	(378,518)	0
Proceeds from the issuance of convertible notes payable	577,460	0
Net proceeds from the issuance of common stock and warrants	2,759,355	5,606,755
Net cash provided by financing activities	2,958,297	5,606,755
Net increase (decrease) in cash	(564,036)	1,268,141
Cash at beginning of year	2,123,737	855,596
Cash at end of year	1,559,701	2,123,737
Supplement information for non-cash investing and financing activities:
Conversion of debt, accrued liabilities and accrued interest to common stock	144,719	0
Reclassification of accrued interest to convertible notes payable	85,031	0
Issuance of shares for warrants	198	0
Issuance of shares under vested restricted stock units	150	0
Issuance of shares under cashless warrant exercises	3	5
Debt discount on convertible notes payable	$ 783,868	$ 0